Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Current Federal and State
Deferred Federal and State			698,303	(698,303)
Total provision (benefit) for income taxes		$ (435,000)	$ 698,303	$ (698,303)